UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment:         |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement
                                 |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Karamaan Group, LLC

Address:    1212 Sixth Ave, 11th Floor
            New York, NY 10036

13F File Number: 000-00000

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       John Kim
Title:      Managing Member
Phone:      212-542-3300

Signature, Place and Date of Signing:


/s/ John Kim                 New York, New York          February 14, 2011
-------------------     ---------------------------     ---------------------
     [Signature]              [City, State]                    [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       NONE

Form 13F Information Table Entry Total:  15

Form 13F Information Table Value Total: $110,886
                                       (thousands)

List of Other Included Managers: NONE

                                                     FORM 13F INFORMATION TABLE

COLUMN 1                         COLUMN  2      COLUMN 3   COLUMN 4       COLUMN 5      COLUMN 6   COL 7         COLUMN 8

                                                            VALUE    SHRS OR SH/ PUT/  INVESTMENT  OTHER    VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS     CUSIP      (x1000)  PRN AMT PRN CALL  DISCRETION  MNGRS  SOLE    SHARED  NONE
--------------                --------------     -----      -------  ------- --- ----  ----------  -----  ----    ------  ----
APACHE CORP                   COM               037411105   5103       42800 SH        SOLE                 34200  0        8600
BROCADE COMMUNICATIONS SYS I  COM NEW           111621306   3690      697549 SH        SOLE                565100  0      132449
CHESAPEAKE ENERGY CORP        COM               165167107   5700      220000 SH        SOLE                176300  0       43700
DIGITAL RIV INC               COM               25388B104   9830      285600 SH        SOLE                228800  0       56800
E M C CORP MASS               COM               268648102   1374       60000 SH        SOLE                 48100  0       11900
EXXON MOBIL CORP              COM               30231G102   6581       90000 SH        SOLE                 72100  0       17900
INTERDIGITAL INC              COM               45867G101   3623       87000 SH        SOLE                 69700  0       17300
METROPCS COMMUNICATIONS INC   COM               591708102  22112     1750741 SH        SOLE               1402900  0      347841
NEUTRAL TANDEM INC            COM               64128B108   3177      220000 SH        SOLE                176400  0       43600
PROSHARES TR                  PSHS ULTSH 20YRS  74347R297   1852       50000 SH        SOLE                 40000  0       10000
SEAGATE TECHNOLOGY PLC        SHS               G7945M107  13613      905707 SH        SOLE                726200  0      179507
TELENAV INC                   COM               879455103   1241      170500 SH        SOLE                136600  0       33900
TRANSOCEAN LTD                REG SHS           H8817H100  12006      172727 SH        SOLE                138500  0       34227
TW TELECOM INC                COM               87311L104   7474      438341 SH        SOLE                351700  0       86641
WESTERN DIGITAL CORP          COM               958102105  13510      398525 SH        SOLE                319600  0       78925

SK 26301 0001 1168650